Interest Rate Swaps (Tables)	12 Months Ended
Dec. 31, 2012
Interest Rate Swaps [Abstract]
Interest rate swaps that did not qualify for Hedge Accounting

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2011	Notional amount As of December 31, 2012	Fixed rate	Floating rate
A	Bank of Scotland Plc	December 21, 2007	December 21, 2012	$50,000,000	$-	5.000%, if 3-month LIBOR is greater than 5.000% 3-month LIBOR, if 3-month LIBOR is between 3.770% and 5.000% 3.770%, if 3-month LIBOR is less than 3.770%	3-month LIBOR
B	Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$56,100,000	$45,900,000	2.465%	3-month LIBOR
TOTAL				$106,100,000	$45,900,000

Interest Rate Swaps that qualified for Hedge Accounting

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2011	Notional amount As of December 31, 2012	Fixed rate	Floating rate
A	HSBC Bank Plc (1)	April 10, 2012	April 10, 2017	$-	$5,520,000	1.485%	3-month LIBOR
B	HSH Nordbank AG (2)	May 8, 2012	May 5, 2017	$-	$11,062,500	1.220%	3-month LIBOR
C	Nordea Bank Finland Plc (3)	May 4, 2012	March 31, 2017	$-	$6,885,125	1.140%	3-month LIBOR
D	Nordea Bank Finland Plc (4)	June 18, 2012	May 4, 2017	$-	$6,846,531	1.010%	3-month LIBOR
E	HSH Nordbank AG (5)	August 6, 2012	May 5, 2017	$-	$5,531,250	0.980%	3-month LIBOR
TOTAL				$-	$35,845,406